Retirement Benefits - Plan Assets (Detail) - Plan assets [member] - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of plan assets [Line Items]
Total	¥ 1,627,110	¥ 1,318,073	¥ 1,420,639
Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Total	904,720	710,744
Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Total	722,390	607,329
Pension funds [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	405,974	323,313
Debt instruments	233,162	195,356
General account of life insurance companies	40,333	39,821
Other investments and short-term assets	343,282	291,330
Pension funds [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	248,064	184,621
Debt instruments	14,552	21,326
General account of life insurance companies	117	124
Other investments and short-term assets	48,178	47,496
Pension funds [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	157,910	138,692
Debt instruments	218,610	174,030
General account of life insurance companies	40,216	39,697
Other investments and short-term assets	295,104	243,834
Retirement benefit trusts [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	532,696	418,393
Other short-term assets	71,663	49,860
Retirement benefit trusts [member] | Level 1 [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	530,485	416,923
Other short-term assets	63,324	40,254
Retirement benefit trusts [member] | Level 2 and 3 of fair value hierarchy [member]
Disclosure of fair value of plan assets [Line Items]
Equity instruments	2,211	1,470
Other short-term assets	¥ 8,339	¥ 9,606